Stock-Based Compensation - Components of Stock-Based Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ (763)	$ 2,184	$ 667	$ 10,019	$ 12,041	$ 4,716
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	(1,143)	1,152	(1,055)	5,104	5,898	2,183
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 380	$ 1,032	$ 1,722	$ 4,915	$ 6,143	$ 2,533